Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
Schedule of Financial Assets Measured at Fair Value

As of December 31, 2025, the Group’s financial assets measured at fair value on a recurring basis:

	Level 1	Level 2	Level 3	Total
	($)	($)	($)	($)
Money market fund	1,080	-	-	1,080
Equity securities	3,808	-	-	3,808
Total	4,888	-	-	4,888